Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2024
Disclosure of accounting judgements and estimates [Abstract]
Critical accounting judgements and key sources of estimation uncertainty	Note 3: Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Group’s financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance.
While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
The significant judgements, apart from those involving estimation, made by management in applying the Group’s accounting policies in these financial statements (critical judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key sources of estimation uncertainty), which together are considered critical to the Group’s results and financial position, are as follows:
•Valuation of liabilities arising from insurance business (note 8(I))
•Retirement benefit obligations (note 12)
•Uncertain tax positions (note 15)
•Fair value of financial instruments (note 17(D))
•Allowance for expected credit losses (note 21)
•Regulatory and legal provisions (note 28)
Note 3: Critical accounting judgements and key sources of estimation uncertainty continued
Consideration of climate change
Financial statement preparation includes the consideration of the impact of climate change on the Group’s financial statements. There has been no material impact identified on the financial reporting judgements and estimates. In particular, the directors considered the impact of climate change in respect of the:
•Going concern of the Group for a period of at least 12 months from the date of approval of the financial statements
•Assessment of impairment of non-financial assets including goodwill
•Carrying value and useful economic lives of property, plant and equipment
•Fair value of financial assets and liabilities. These are generally based on market indicators which include the market’s assessment of climate risk
•Assessments on expected credit loss, focusing on specific climate-related macroeconomic, physical and transition risk impacts on credit quality at a sector and segment level
•Forecasting of the Group’s future UK taxable profits, which impacts deferred tax recognition
Whilst there is currently no material short-term impact of climate change expected, the Group acknowledges the long-term nature of climate risk and continues to monitor and assess climate risks highlighted in the risk management section on pages 150 to 153.

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
Key sources of estimation uncertainty:	Increase in illiquidity premia and widening of credit default spreads

		2024		2023
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Risk free rate, including illiquidity premia - gross	1% reduction	(245)	(184)	393	294
	1% increase	211	158	(333)	(250)
Risk free rate, including illiquidity premia - net	1% reduction	243	183
	1% increase	(203)	(153)
Widening of credit default spreads on corporate bonds	0.25% addition	(174)	(131)	(316)	(237)
Other accounting estimates
Annuitant mortality	5% reduction	49	37	70	52
	5% increase	(46)	(34)	(75)	(56)
Future maintenance and investment expenses	10% reduction	33	25	29	21
	10% increase	(33)	(25)	(29)	(21)
Non-annuitant mortality and morbidity	5% reduction	61	46	63	47
	5% increase	(62)	(46)	(63)	(47)
Lapse rates	10% reduction	(6)	(4)	(11)	(8)
	10% increase	4	3	8	6

Critical judgement:	Determining whether a present obligation exists and whether it is more likely than not that an outflow of resources will be required to settle that obligation
Key sources of estimation uncertainty:	Populations impacted, level of remediation and response rates